SCHEDULE OF CONVERTIBLE NOTES (Details) - Convertible Notes Payable [Member]	Dec. 31, 2025
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	0.13
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	0.13
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	0.1249